Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Fair value measurements
21.	Fair value measurements
ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:
Level 1	—	Quoted prices in active markets for identical assets or liabilities
Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly
Level 3	—	Unobservable inputs for the assets or liabilities
Assets and liabilities that are measured at fair value on a recurring basis
The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2010 are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swap and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swap and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥26,147	¥—	¥—	¥26,147
Financial service industry	18,935	—	—	18,935
Other	2,096	—	—	2,096
Derivatives
Forward contracts	—	163	—	163
Option contracts	—	18	—	18
Interest rate swaps, cross currency swap and interest rate cap agreements	—	9,172	—	9,172

Total Assets	¥47,178	¥9,353	¥—	¥56,531

Liabilities
Derivatives
Forward contracts	¥—	¥2,078	¥—	¥2,078
Interest rate swaps, cross currency swap and interest rate cap agreements	—	2,550	—	2,550
Other	—	22,839	2,280	25,119

Total Liabilities	¥—	¥27,467	¥2,280	¥29,747

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$364,084	$—	$—	$364,084
Financial service industry	198,060	—	—	198,060
Other	32,699	—	—	32,699
Derivatives
Forward contracts	—	5,012	—	5,012
Option contracts	—	84	—	84
Interest rate swaps, cross currency swap and interest rate cap agreement	—	127,808	—	127,808

Total Assets	$594,843	$132,904	$—	$727,747

Liabilities
Derivatives
Forward contracts	$—	$35,759	$—	$35,759
Interest rate swaps, cross currency swap and interest rate cap agreement	—	12,145	—	12,145
Other	—	321,265	10,349	331,614

Total Liabilities	$—	$369,169	$10,349	$379,518

Investment securities available for sale
Marketable equity securities are classified Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.
Derivatives (Notes 19 and 20)
Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.
Other
Other primarily represents loans which are measured at fair value. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.
The following table summarizes information about changes of Level 3 for the year ended March 31, 2011, 2010 and 2009:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Balance at beginning of year	¥(2,280)	¥919	¥3,015	$(27,470)
Total gains or losses (realized/unrealized)	219	1,543	355	2,639
Included in earnings	6	1,605	349	73
Included in other comprehensive income (loss)	213	(62)	6	2,566
Purchases, issuance and settlements	1,202	(4,742)	(2,451)	14,482

Balance at end of year	¥(859)	¥(2,280)	¥919	$(10,349)

The amount of unrealized gains and losses on classified in Level 3 assets and liabilities recognized in earnings for the year ended March 31, 2011, 2010 and 2009 related to assets and liabilities still held at March 31, 2011, 2010 and 2009 were gains of ¥6 million ($73 thousand) and ¥1,605 million and losses of ¥678 million, respectively. These gains and losses were reported in other income (expense), net of the consolidated statements of income.
Assets and liabilities that are measured at fair value on a non-recurring basis
Komatsu measured certain long-lived assets at fair value, which are classified as Level 2 in the fair value hierarchy, as of March 31, 2011 and 2010.
As a result, Komatsu recognized impairment losses of ¥5,142 million ($61,952 thousand) and ¥3,332 million for the years ended March 31, 2011 and 2010, respectively, which are reported in impairment loss on long-lived assets of the consolidated statements of income.